Intangible Assets - Summary of Amortization of Intangibles (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense of intangible assets	S/ 82,742	S/ 73,547	S/ 80,676
Cost of sales and services [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense of intangible assets	74,515	66,862	74,187
Administrative expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense of intangible assets	S/ 8,227	S/ 6,685	S/ 6,489